Loss per share (Details) £ / shares in Units, £ in Thousands, shares in Thousands		12 Months Ended
		Jun. 30, 2025 GBP (£) £ / shares item shares	Jun. 30, 2024 GBP (£) £ / shares shares	Jun. 30, 2023 GBP (£) £ / shares shares
Loss per share
Loss for the year | £		£ (33,023)	£ (113,159)	£ (28,678)
Basic loss per share | £ / shares		£ (0.1932)	£ (0.6844)	£ (0.1759)
Diluted loss per share | £ / shares	[1]	£ (0.1932)	£ (0.6844)	£ (0.1759)
Number of categories of dilutive potential ordinary shares | item		1
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share		170,931	165,345	163,062
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted loss per share		170,931	165,345	163,062
Class A ordinary shares
Loss per share
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share		57,225	56,091	54,537
Class B ordinary shares
Loss per share
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share		115,389	110,937	110,208
Treasury shares
Loss per share
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share		1,683	1,683	1,683

[1]	For the years ended 30 June 2025, 2024 and 2023, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded.